Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FIDELITY DISRUPTORS ETF	Feb. 10, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Disruptors ETF
Bar Chart Table:
Annual Return 2021	15.20%
Annual Return 2022	(33.37%)